Nature of Operations and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Schedule of comprehensive income (loss)
	As of December 31,

	2016	2015

Accumulated Other Comprehensive Loss By Component:
Unrealized losses on securities available-for-sale	$(128)	$(6)
Tax effect	43	2
Net unrealized losses on securities available-for-sale	(85)	(4)

Unrealized losses on securities transferred to held-to-maturity	-	(323)
Tax effect	-	115
Net unrealized losses on securities transferred to held-to-maturity	-	(208)
Accumulated other comprehensive loss	$(85)	$(212)

Schedule of change in accounting estimate
Income from continuing operations	$627,000
Net income	$464,000
Net income per share	$0.24